Institutional Investment Manager Filing this Report:
Name: David Allen
Address: 3100 Oak Road, Suite 380 Walnut Creek, CA 94597
Form 13F File Number: 028-13979


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:
Name: David Allen
Title: Chief Compliance Officer
Phone: 925-930-2882

Signature, Place, and
Date of Signing:

David Allen

Walnut Creek, CA

10/05/2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Form 13F File Number          Name
028-13979	   	David Allen





FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included
Managers: NONE
Form 13F Information Table Entry
Total: 60
Form 13F Information Table Value
Total: 331903 (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
20+ yr Treasury ETF - Ishares  COM              464287432     4297    34595 SH       Sole                    34595
Aggregate Bond Fund - iShares  COM              464287226     5208    49810 SH       Sole                    40210              9600
Barclays 1-3 Yr Credit Bond ET COM              464288646    10800   102122 SH       Sole                    94472              7650
Barclays 1-3 year Treasury ETF COM              464287457    18240   215856 SH       Sole                   189906             25950
Barclays 7-10 Year Treasury ET COM              464287440      148     1360 SH       Sole                     1360
Barclays Aggregate Bond Fund - COM              464287226     5171    45990 SH       Sole                    45990
Corporate Bond Fund - iShares  COM              464287242     5165    42417 SH       Sole                    42417
EM Fixed Income ETF -Wisdomtre COM              97717X867     6052   115700 SH       Sole                   115700
Long Term  Corporate Bond ETF  COM              92206c813     1545    16620 SH       Sole                    16620
PIMCO Total Return ETF         COM                            2021    18580 SH       Sole                    18580
Peritus High Yield ETF - Advis COM              00768Y503    13050   261482 SH       Sole                   261482
US Intermediate Term Credit ET COM              464288638     1529    13723 SH       Sole                    11873              1850
US Commodity Index ETF         COM              911717106      982    16000 SH       Sole                    16000
Allegheny Technology Inc       COM              01741r102      469    14695 SH       Sole                    14695
Apache Corp                    COM              037411105      155     1795 SH       Sole                     1795
                                                                47      541 SH       Defined                                     541
Apple Inc                      COM              037833100     1281     1920 SH       Sole                     1920
Citigroup Inc                  COM              172967424      415    12670 SH       Sole                    12670
Devon Energy Corp New          COM              25179m103      208     3430 SH       Sole                     3430
                                                                32      535 SH       Defined                                     535
Exxon Mobil Corp               COM              30231G102      295     3225 SH       Sole                     3225
Freeport McMoran Copper & Gold COM              35671D857      655    16540 SH       Sole                    16540
                                                                83     2097 SH       Defined                                    2097
Goldman Sachs Group Inc        COM              38141G104      432     3800 SH       Sole                     3800
Hovnanian Enterprises Inc.     COM              442487203       95    27450 SH       Sole                    27450
Russell 2000 -iShares          COM              464287655     2577    30880 SH       Sole                    30880
S&P 500 - iShares              COM              464287200    42135   291795 SH       Sole                   250783             41012
S&P 500 Index ETF - Spdr       COM              78462F103    32614   226535 SH       Sole                   187880             38655
Schlumberger Ltd               COM              806857108      231     3200 SH       Sole                     3200
America Movil                  COM              02364w105     5304   208568 SH       Sole                   208568
AngloGold Ashanti Ltd          COM              035128206      277     7900 SH       Sole                     7900
Australia ETF - iShares        COM              464286103      727    30579 SH       Sole                    25605              4974
Brazil ETF - iShares           COM              464286400      211     3895 SH       Sole                      665              3230
Canada ETF - iShares           COM              464286509     1066    37425 SH       Sole                    26835             10590
China 25 ETF - iShares         COM              464287184     3682   106415 SH       Sole                    77200             29215
EAFE ETF - Vanguard            COM              921943858     5491   167012 SH       Sole                   167012
France ETF - iShares           COM              464286707      674    32126 SH       Sole                    26610              5516
Germany ETF - iShares          COM              464286806    20172   893744 SH       Sole                   807426             86318
India ETF - Wisdom Tree        COM              97717w422     3365   177686 SH       Sole                   155680             22006
Japan ETF - iShares            COM              464286848     1899   207128 SH       Sole                   148717             58411
Korea ETF - iShares            COM              464286772    16912   286010 SH       Sole                   254831             31179
Malaysia ETF - iShares         COM              464286830      771    52917 SH       Sole                    39750             13167
Mexico ETF - iShares           COM              464286822     1047    16010 SH       Sole                    11650              4360
Russia ETF - iShares           COM              46429B705    14409   638410 SH       Sole                   575980             62430
Singapore ETF - iShares        COM              464286673      843    62859 SH       Sole                    47240             15619
South Africa ETF - iShares     COM              464286780     4767    71409 SH       Sole                    60216             11193
Switzerland ETF - iShares      COM              464286749     3272   133044 SH       Sole                   101020             32024
Thailand ETF - iShares         COM              464286624    13785   181741 SH       Sole                   165476             16265
Turkey ETF - iShares           COM              464286715    24025   429933 SH       Sole                   396152             33781
United Kingdom ETF - iShares   COM              464286699    11438   657512 SH       Sole                   509961            147551
Xstrata Plc Adr                COM                              36    11813 SH       Defined                                   11813
All Country World Index ETF -  COM              464288257     3694    79118 SH       Sole                     9348             69770
Global Opportunities ETF - Adv COM              00768Y784     7226   273600 SH       Sole                   273600
Diversified Alternatives ETF - COM              464294107     3394    68144 SH       Sole                    68144
Global Long Short ETF - Adviso COM              00768Y404    10513   488960 SH       Sole                   441460             47500
IQ Hedge Multi-Strategy Tracke COM              45409B107     2867   101820 SH       Sole                    68800             33020
Basic Materials - FirstTrust   COM              33734X168     2040    83730 SH       Sole                    83730
Global Energy ETF - iShares    COM              464287341      663    16850 SH       Sole                                      16850
Gold Miners ETF - Mkt Vectors  COM              57060U100     6630   123485 SH       Sole                   115305              8180
Vol Hedged Equity              COM              06740C337     4773    36569 SH       Sole                    30469              6100